Consolidated Statements Of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 20,121,126	$ 3,157,444	¥ 11,335,787	¥ 3,880,112
Operating costs and expenses:
Total operating costs and expenses	(26,451,146)	(4,150,762)	(14,497,967)	(5,621,447)
Loss from operations	(6,330,020)	(993,318)	(3,162,180)	(1,741,335)
Interest income	45,324	7,112	16,244	25,486
Interest expenses	(85,151)	(13,362)	(38,758)	(58,130)
Other income	52,403	8,223	45,026	4,414
Other expenses	(57,785)	(9,068)	(48,696)	(3,146)
Changes in fair value of warrant liabilities	(44,457)	(6,976)	11,450	(100,672)
Loss before income tax	(6,419,686)	(1,007,389)	(3,176,914)	(1,873,383)
Income tax expenses	(9,373)	(1,471)	0	0
Net loss	(6,429,059)	(1,008,860)	(3,176,914)	(1,873,383)
Accretion of redeemable convertible preferred shares	(288,400)	(45,300)	(320,301)	(74,558)
Deemed dividend	0	0	0	(46,168)
Net loss attributable to ordinary shareholders	(6,717,439)	(1,054,113)	¥ (3,497,215)	¥ (1,994,109)
Net loss per ordinary share:
Basic and diluted | ¥ / shares			¥ (54.91)	¥ (32.45)
Shares used in net loss per ordinary share computation:
Basic and diluted			63,690,000	61,446,250
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustments	(161,281)	(25,308)	¥ (53,370)	¥ 30,409
Comprehensive loss	(6,590,340)	(1,034,168)	(3,230,284)	(1,842,974)
Accretion of redeemable convertible preferred shares	(288,380)	(45,253)	(320,301)	(74,558)
Deemed dividend	0	0	0	(46,168)
Comprehensive loss attributable to ordinary shareholders	¥ (6,878,720)	$ (1,079,421)	(3,550,585)	(1,963,700)
Class A and Class B Ordinary Shares. [Member]
Net loss per ordinary share:
Basic and diluted | (per share)	¥ (34.50)	$ (5.41)
Shares used in net loss per ordinary share computation:
Basic and diluted	194,713,891	194,713,891
Product [Member]
Revenues:
Revenues	¥ 19,896,725	$ 3,122,230	11,207,178	3,848,094
Service [Member]
Revenues:
Revenues	224,401	35,214	128,609	32,018
Cost of Goods Sold [Member]
Operating costs and expenses:
Total operating costs and expenses	(16,076,178)	(2,522,703)	(9,105,294)	(3,215,175)
Fulfilment Expenses [Member]
Operating costs and expenses:
Total operating costs and expenses	(7,272,535)	(1,141,219)	(4,044,230)	(1,936,940)
Selling and Marketing Expenses [Member]
Operating costs and expenses:
Total operating costs and expenses	(1,514,504)	(237,659)	(568,705)	(260,411)
Product Development Expenses [Member]
Operating costs and expenses:
Total operating costs and expenses	(905,007)	(142,015)	(321,697)	(91,145)
General and Administrative Expenses [Member]
Operating costs and expenses:
Total operating costs and expenses	¥ (682,922)	$ (107,166)	¥ (458,041)	¥ (117,776)